Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Revenues
Commissions	$ 20,769,000	$ 20,484,000	$ 36,809,000	$ 33,687,000	$ 70,301,000	$ 85,296,000
Net dealer inventory gains	4,310,000	3,686,000	6,912,000	6,762,000	14,427,000	14,261,000
Investment banking	2,334,000	4,232,000	4,389,000	8,987,000	15,390,000	6,930,000
Total commission and fee revenues					100,118,000	106,487,000
Interest and dividends	1,004,000	663,000	2,050,000	1,366,000	2,996,000	3,586,000
Transfer fees and clearing services	2,033,000	2,141,000	4,040,000	3,971,000	7,196,000	8,528,000
Investment advisory fees	2,499,000	2,003,000	5,193,000	3,835,000	8,092,000	7,567,000
Other					246,000	353,000
Total Revenues	32,949,000	33,209,000	59,393,000	58,608,000	118,648,000	126,521,000
Operating Expenses
Commissions, compensation and fees	28,329,000	29,682,000	51,164,000	52,412,000	103,800,000	113,325,000
Clearing fees	575,000	374,000	997,000	834,000	1,662,000	2,107,000
Communications	1,149,000	1,162,000	2,267,000	2,362,000	4,731,000	4,571,000
Occupancy, equipment and other administrative costs	981,000	1,345,000	1,754,000	2,206,000	4,189,000	5,052,000
Professional fees	764,000	643,000	1,535,000	1,174,000	2,714,000	1,831,000
Interest	66,000	276,000	230,000	552,000	916,000	1,147,000
Taxes, licenses, registration	369,000	440,000	777,000	803,000	1,536,000	1,639,000
Total Operating Expenses	32,233,000	33,922,000	58,724,000	60,343,000	119,548,000	129,672,000
Net Income (Loss) from Operations	716,000	(713,000)	669,000	(1,735,000)	(900,000)	(3,151,000)
Other Expenses
Loss on disposition of unconsolidated joint venture		(1,051,000)		(1,051,000)	(1,051,000)
Loss on investment in unaffiliated entity	(162,000)		(162,000)
Change in fair value of derivative						(1,603,000)
Income tax expense - Current	(60,000)		(60,000)
Total Other Expenses	(222,000)	(1,051,000)	(222,000)	(1,051,000)	(1,051,000)	(1,603,000)
Net income (loss) before non-controlling interest	494,000	(1,764,000)	447,000	(2,786,000)	(1,951,000)	(4,754,000)
Non-controlling interest		(4,000)	(7,000)	(17,000)	(14,000)	(41,000)
Net income (loss)	494,000	(1,760,000)	454,000	(2,769,000)	(1,937,000)	(4,713,000)
Preferred stock dividends				(93,000)	(93,000)	(414,000)
Net income (loss) attributable to common stockholders	$ 494,000	$ (1,760,000)	$ 454,000	$ (2,862,000)	$ (2,030,000)	$ (5,127,000)
Net income (loss) attributable to common stockholders (in Dollars per share)	$ 0.01	$ (0.07)	$ 0.01	$ (0.12)	$ (0.08)	$ (0.18)
Net income (loss) attributable to common stockholders: Diluted (in Dollars per share)	$ 0.01	$ (0.07)	$ 0.01	$ (0.12)	$ (0.08)	$ (0.18)
Weighted average number of shares outstanding: Basic (in Shares)	72,232,218	26,088,530	49,289,601	23,855,581	25,014,166	19,697,033
Weighted average number of shares outstanding: Diluted (in Shares)	74,743,336	26,088,530	55,324,608	23,855,581	25,014,166	19,697,033